Property and Equipment	12 Months Ended
Dec. 31, 2019
XL Hybrids, Inc [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment
Note 11. Property and Equipment
Property, plant and equipment consisted of the following at December 31:

	2019	2018
Equipment	$630	$447
Furniture and fixtures	45	45
Computers	30	30
Software	346	98
Vehicles	559	588
Leasehold improvements	164	164

	1,774	1,372

Less accumulated depreciation	(934)	(702)

Property and equipment, net	$840	$670

Depreciation expense on property and equipment, was $265 and $260 for the years ended December 31, 2019, and 2018, respectively.